Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Detailed Information about Revenue from Customers Based on Geographical Market
Revenue from customers based on the geographic market in which the revenue is earned, which predominantly aligns with the rights conveyed to the Group’s customers pursuant to its out-license contracts, is as follows:

	2025	2024	2023
Europe	307,220	157,587	63,510
USA	241,370	273,036	9,430
Rest of World	37,731	59,059	18,494
	586,321	489,682	91,434

Schedule of Detailed Information about Noncurrent Assets Excluding Financial Instruments and Deferred Tax Assets
Non-current assets, excluding financial instruments and deferred tax assets, based on the location of the asset is as follows:

	2025	2024
Europe	615,498	451,066
USA	96,523	6,407
Rest of World	8,852	10,547
	720,873	468,020

Schedule of Detailed Information about Revenue from Transactions with Individual Customers
Revenue from transactions with individual customers that exceeds ten percent or more of the Group’s total revenue is as follows:

	2025		2024		2023
	Revenue	% Total	Revenue	% Total	Revenue	% Total
Customer A	159,747	27.2%	72,339	14.8%	16,556	18.1%
Customer B	131,838	22.5%	144,384	29.5%	9,430	10.3%
Customer C	131,699	22.5%	72,105	14.7%	46,954	51.4%
Customer D	71,000	12.1%	—	—%	—	—%
Customer E	36,821	6.3%	101,862	20.8%	—	—%